Supplemental cash flow information - Acquisition of DigitalGlobe (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Oct. 05, 2017
Supplemental cash flow information
Total	$ 2,273.0
DigitalGlobe
Supplemental cash flow information
Acquisition	(1,131.0)	$ (1,131.0)
Repayment of long-term debt	(1,266.0)
Settlement of transaction costs	(46.6)
Cash acquired	(170.6)	$ (170.6)
Total	$ 2,273.0